Investment in Master Trust - Investments and other assets and changes in net assets (Details) - Puerto Rico Group Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment in Master Trust
Percentage of plan's interest in the Master Trust	1.00%
Investments at contract value
Net assets available for benefits	$ 31,846,060	$ 30,674,061
Net investment income	4,293,565	3,521,874
Net Assets:
Beginning of year	30,674,061	29,996,708
End of year	31,846,060	30,674,061
Sanofi U.S. Group Savings Master Trust
Investments at fair value
Total investments at fair value	8,808,891,943	7,969,065,149
Investments at contract value
Stable value fund	487,868,228	489,852,592
Net assets available for benefits	9,296,760,171	8,458,917,741
Net Appreciation in the value of investments	1,341,677,244	978,908,389
Dividends	1,689,256	1,860,132
Interest	16,171,561	16,180,920
Net investment income	1,359,538,061	996,949,441
Net transfers	(521,695,631)	(305,936,717)
Increase in Net Assets	837,842,430	691,012,724
Net Assets:
Beginning of year	8,458,917,741	7,767,905,017
End of year	9,296,760,171	8,458,917,741
Sanofi U.S. Group Savings Master Trust | Self-directed brokerage accounts
Investments at fair value
Total investments at fair value	195,671,531	166,382,492
Sanofi U.S. Group Savings Master Trust | Common collective trust funds
Investments at fair value
Total investments at fair value	8,321,132,717	7,524,576,465
Sanofi U.S. Group Savings Master Trust | Domestic equities
Investments at fair value
Total investments at fair value	196,628,547	181,509,806
Sanofi U.S. Group Savings Master Trust | Fixed income securities
Investments at fair value
Total investments at fair value	58,038,372	54,099,426
Sanofi U.S. Group Savings Master Trust | Company stock
Investments at fair value
Total investments at fair value	37,420,776	42,496,960
Sanofi Puerto Rico Group Savings Plan's Interest in Sanofi U.S. Group Savings Master Trust
Investments at fair value
Total investments at fair value	30,002,648	27,957,151
Investments at contract value
Stable value fund	1,659,514	2,560,048
Net assets available for benefits	31,662,162	30,517,199
Net Appreciation in the value of investments	4,220,061	3,418,388
Dividends	18,495	18,922
Interest	55,009	84,564
Net investment income	4,293,565	3,521,874
Net transfers	(3,148,602)	(2,874,623)
Increase in Net Assets	1,144,963	647,251
Net Assets:
Beginning of year	30,517,199	29,869,948
End of year	31,662,162	30,517,199
Sanofi Puerto Rico Group Savings Plan's Interest in Sanofi U.S. Group Savings Master Trust | Common collective trust funds
Investments at fair value
Total investments at fair value	27,283,689	25,509,857
Sanofi Puerto Rico Group Savings Plan's Interest in Sanofi U.S. Group Savings Master Trust | Domestic equities
Investments at fair value
Total investments at fair value	1,876,200	1,659,939
Sanofi Puerto Rico Group Savings Plan's Interest in Sanofi U.S. Group Savings Master Trust | Fixed income securities
Investments at fair value
Total investments at fair value	366,393	298,895
Sanofi Puerto Rico Group Savings Plan's Interest in Sanofi U.S. Group Savings Master Trust | Company stock
Investments at fair value
Total investments at fair value	$ 476,366	$ 488,460